Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	117,878,831	88,466,613	75,314,988
Common stock, shares outstanding	117,878,831	88,466,613	75,314,988
Series F Preferred Stock [Member]
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	35,000	35,000	35,000
Preferred Stock, shares issued	6,275	5,863	0
Preferred Stock, shares outstanding	6,275	5,863	0